SHORT-TERM DEBT AND LONG-TERM DEBT (Schedule Of Short Term Debt) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Total		$ 37,202	$ 106,919
East West Bank [Member]
Total	[1],[2],[3]	30,000	106,919
Bank of Shanghai [Member]
Total	[4]	$ 7,202

[1]	In April 2015, the Company entered into an agreement with the East West Bank through which the Company was granted a line of credit of $15,437 for one year. The Company has drawn $6,919 as of December 31, 2015. The loan bears 95% of the People’s Bank of China interest rate and is repayable within one year or earlier at the discretion of the Company. In April 2016, the Company extended the line of credit agreement for an additional year until July 1, 2017 with other terms unchanged. In July 2016, the Company repaid the entire loan.
[2]	In December 2015, the Company entered into a short-term loan agreement with East West Bank for $100,000. The cash receipt was restricted as to withdrawal and usage until the maturity date of the loan. The loan borne an annual interest rate of the greater of 3.25% or the prime rate published in the Money Rates section of the Western Edition of The Wall Street Journal and has a loan period of 45 days. The loan was repaid by the Company in February 2016.
[3]	In December 2016, the Company entered into a short-term loan agreement with East West Bank for $30,000. The loan bears an annual interest rate equal to the one month LIBOR rate plus 1.2% and has a loan period of six month.
[4]	In November 2016, the Company entered in to a short-term loan agreement with Bank of Shanghai for $7,202. The loan bears an annual interest rate of 141.5% of the one year loan interest rate quoted by the People’s Bank of China and has a loan period of six months. The Chief Operating Officer (“COO”) of the Company provided joint and several liability guarantee for the loan. The Company repaid the loan before the report date.